Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.5%
European Union(a),(b)
07/04/2031	0.000%	EUR	580,000	583,475
Total Corporate Bonds & Notes (Cost $620,991)				583,475

Foreign Government Obligations(c),(d) 0.8%

Colombia 0.1%
Colombia Government International Bond
01/30/2030	3.000%		100,000	86,059
Mexico 0.3%
Mexico Government International Bond
10/25/2033	1.450%	EUR	415,000	386,733
New Zealand 0.1%
New Zealand Government Bond
05/15/2041	1.750%	NZD	163,000	87,305
Panama 0.0%
Panama Government International Bond
04/01/2056	4.500%		75,000	73,616
Peru 0.1%
Peruvian Government International Bond
03/11/2033	1.250%	EUR	100,000	95,742
Romania 0.2%
Romanian Government International Bond(a)
05/26/2030	3.624%	EUR	105,000	113,772
02/07/2034	3.750%	EUR	85,000	87,956
Total				201,728
Total Foreign Government Obligations (Cost $1,058,150)				931,183

Inflation-Indexed Bonds(c) 94.8%

Australia 1.0%
Australia Government Bond(a)
09/20/2030	2.500%	AUD	371,900	332,445
08/21/2035	2.000%	AUD	287,202	257,694
08/21/2040	1.250%	AUD	129,356	105,774
02/21/2050	1.000%	AUD	79,968	62,646
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	562,162	472,946
Total				1,231,505
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 1.6%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	239,890	234,572
12/01/2031	4.000%	CAD	325,954	356,654
12/01/2036	3.000%	CAD	246,888	269,209
12/01/2041	2.000%	CAD	280,883	285,014
12/01/2044	1.500%	CAD	370,791	353,784
12/01/2047	1.250%	CAD	276,952	256,402
12/01/2050	0.500%	CAD	218,006	171,905
12/01/2054	0.250%	CAD	36,411	26,605
Total				1,954,145
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,764,978	283,316
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	334,521	59,505
Total				342,821
France 8.3%
France Government Bond OAT(a)
07/25/2023	2.100%	EUR	206,251	249,423
03/01/2025	0.100%	EUR	402,851	487,185
07/25/2027	1.850%	EUR	800,251	1,103,491
07/25/2029	3.400%	EUR	382,923	602,576
07/25/2030	0.700%	EUR	1,556,555	2,128,216
07/25/2032	3.150%	EUR	476,378	814,467
07/25/2047	0.100%	EUR	164,810	246,276
French Republic Government Bond OAT(a)
07/25/2024	0.250%	EUR	195,704	239,000
03/01/2026	0.100%	EUR	461,639	571,837
03/01/2028	0.100%	EUR	439,717	550,824
03/01/2029	0.100%	EUR	376,144	482,243
07/25/2031	0.100%	EUR	173,384	227,076
03/01/2032	0.100%	EUR	108,230	140,533
03/01/2036	0.100%	EUR	395,699	529,762
07/25/2036	0.100%	EUR	113,692	153,768
07/25/2040	1.800%	EUR	530,794	953,285
07/25/2053	0.100%	EUR	350,792	543,319
Total				10,023,281
Germany 2.8%
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2023	0.100%	EUR	1,681,338	1,978,709
04/15/2026	0.100%	EUR	554,725	691,586
04/15/2046	0.100%	EUR	385,634	678,105
Total				3,348,400
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 5.7%
Italy Buoni Poliennali Del Tesoro(a)
05/22/2023	0.450%	EUR	176,056	204,538
09/15/2023	2.600%	EUR	1,392,590	1,718,409
09/15/2026	3.100%	EUR	449,480	613,419
05/15/2028	1.300%	EUR	472,746	602,892
09/15/2032	1.250%	EUR	549,840	717,292
05/15/2033	0.100%	EUR	204,672	235,658
09/15/2035	2.350%	EUR	513,252	770,919
09/15/2041	2.550%	EUR	472,455	788,378
05/15/2051	0.150%	EUR	258,617	285,445
Italy Buoni Poliennali Del Tesoro
05/15/2026	0.650%	EUR	189,013	230,540
05/15/2030	0.400%	EUR	532,720	639,465
Total				6,806,955
Japan 2.9%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	739,200	6,200
03/10/2024	0.100%	JPY	104,900	884
09/10/2024	0.100%	JPY	43,494,600	368,707
03/10/2025	0.100%	JPY	119,895,600	1,018,331
03/10/2026	0.100%	JPY	94,830,464	810,117
03/10/2027	0.100%	JPY	89,162,820	778,960
03/10/2028	0.100%	JPY	30,572,570	264,338
03/10/2031	0.005%	JPY	27,214,192	236,194
Total				3,483,731
New Zealand 0.8%
New Zealand Government Inflation-Linked Bond(a)
09/20/2025	2.000%	NZD	583,357	430,436
09/20/2035	2.500%	NZD	167,209	135,796
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	404,741	337,653
Total				903,885
Spain 2.2%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	210,814	252,869
Spain Government Inflation-Linked Bond(a)
11/30/2024	1.800%	EUR	446,456	567,465
11/30/2027	0.650%	EUR	438,888	559,000
11/30/2030	1.000%	EUR	505,696	678,473
11/30/2033	0.700%	EUR	463,792	614,006
Total				2,671,813
Sweden 0.9%
Sweden Inflation-Linked Bond
06/01/2022	0.250%	SEK	2,804,719	303,244
06/01/2025	1.000%	SEK	3,347,775	394,594
12/01/2028	3.500%	SEK	1,717,536	252,377
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	375,266	46,364
06/01/2032	0.125%	SEK	671,347	83,134
Total				1,079,713
United Kingdom 23.0%
United Kingdom Gilt Inflation-Linked Bond(a)
11/22/2027	1.250%	GBP	663,013	1,116,948
08/10/2028	0.125%	GBP	102,398	165,246
07/22/2030	4.125%	GBP	193,105	429,744
11/22/2032	1.250%	GBP	475,527	928,822
03/22/2034	0.750%	GBP	533,539	1,023,077
01/26/2035	2.000%	GBP	566,733	1,271,557
11/22/2036	0.125%	GBP	543,714	1,035,655
11/22/2037	1.125%	GBP	612,643	1,341,365
03/22/2040	0.625%	GBP	645,603	1,385,746
08/10/2041	0.125%	GBP	459,440	945,238
11/22/2042	0.625%	GBP	613,077	1,390,372
03/22/2044	0.125%	GBP	648,707	1,374,415
03/22/2046	0.125%	GBP	516,376	1,129,033
11/22/2047	0.750%	GBP	587,320	1,488,309
08/10/2048	0.125%	GBP	439,333	1,000,195
03/22/2050	0.500%	GBP	554,329	1,401,979
03/22/2051	0.125%	GBP	178,235	422,698
03/22/2052	0.250%	GBP	498,765	1,239,303
11/22/2055	1.250%	GBP	540,521	1,764,015
11/22/2056	0.125%	GBP	278,021	720,337
03/22/2058	0.125%	GBP	424,614	1,124,881
03/22/2062	0.375%	GBP	518,657	1,561,289
11/22/2065	0.125%	GBP	314,729	956,432
03/22/2068	0.125%	GBP	547,961	1,775,116
United Kingdom Inflation-Linked Gilt(a)
08/10/2031	0.125%	GBP	167,721	288,951
03/22/2039	0.125%	GBP	139,190	273,901
Total				27,554,624
United States 45.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2023	0.625%		1,596,616	1,662,390
07/15/2023	0.375%		1,424,483	1,492,961
01/15/2024	0.625%		1,764,018	1,852,107
04/15/2024	0.500%		1,276,377	1,338,717
07/15/2024	0.125%		2,379,940	2,492,179
10/15/2024	0.125%		252,039	263,164
01/15/2025	0.250%		2,635,162	2,759,039
01/15/2025	2.375%		275,933	305,682
04/15/2025	0.125%		770,078	802,997
07/15/2025	0.375%		1,416,744	1,495,960
10/15/2025	0.125%		1,316,513	1,377,599
01/15/2026	0.625%		709,938	755,062
01/15/2026	2.000%		1,352,777	1,511,354
04/15/2026	0.125%		1,409,759	1,470,064
07/15/2026	0.125%		1,479,040	1,550,176
10/15/2026	0.125%		751,075	787,286
01/15/2027	0.375%		979,297	1,034,784

2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2027	2.375%	982,869	1,136,200
07/15/2027	0.375%	1,275,756	1,353,961
01/15/2028	1.750%	751,531	857,046
04/15/2028	3.625%	71,269	90,065
07/15/2028	0.750%	1,684,540	1,838,190
01/15/2029	2.500%	723,493	878,463
07/15/2029	0.250%	1,884,991	2,006,851
01/15/2030	0.125%	1,458,821	1,535,560
07/15/2030	0.125%	1,359,734	1,440,611
01/15/2031	0.125%	1,387,839	1,468,633
07/15/2031	0.125%	1,819,980	1,934,587
01/15/2032	0.125%	1,171,436	1,245,399
04/15/2032	3.375%	262,932	369,829
02/15/2040	2.125%	608,760	856,971
02/15/2041	2.125%	937,196	1,324,286
02/15/2042	0.750%	1,031,467	1,176,455
02/15/2043	0.625%	959,945	1,069,852
02/15/2044	1.375%	741,899	950,118
02/15/2045	0.750%	847,690	970,660
02/15/2046	1.000%	658,541	801,023
02/15/2047	0.875%	663,873	792,972
02/15/2048	1.000%	701,168	868,718
02/15/2049	1.000%	430,153	537,394
02/15/2050	0.250%	705,346	740,994
02/15/2051	0.125%	858,505	879,902
02/15/2052	0.125%	75,747	78,595
U.S. Treasury Inflation-Indexed Bond(e)
01/15/2028	0.500%	1,862,303	1,985,132
01/15/2029	0.875%	2,068,901	2,277,312
Total			54,417,300
Total Inflation-Indexed Bonds (Cost $110,202,708)			113,818,173

U.S. Treasury Obligations 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.2%
U.S. Treasury
08/15/2041	1.750%	1,755,000	1,519,995
Total U.S. Treasury Obligations (Cost $1,680,726)			1,519,995

Options Purchased Calls 0.1%
Value ($)
(Cost $112,452)	88,973

Options Purchased Puts 0.2%

(Cost $207,931)	224,120

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(f),(g)	3,026,868	3,025,657
Total Money Market Funds (Cost $3,025,787)		3,025,657
Total Investments in Securities (Cost $116,908,745)		120,191,576
Other Assets & Liabilities, Net		(116,013)
Net Assets		$120,075,563

At March 31, 2022, securities and/or cash totaling $912,613 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,384,133 GBP	7,169,832 USD	Citi	04/05/2022	97,011	—
2,137,757 JPY	18,574 USD	Citi	04/05/2022	1,013	—
133,045 SEK	14,109 USD	Citi	04/05/2022	—	(42)
87,543 USD	120,571 AUD	Citi	04/05/2022	2,682	—
38,630 USD	48,988 CAD	Citi	04/05/2022	556	—
185,000 USD	164,479 EUR	Citi	04/05/2022	—	(3,040)
288,397 USD	214,882 GBP	Citi	04/05/2022	—	(6,119)
1,922,780 AUD	1,393,835 USD	Deutsche Bank	04/05/2022	—	(44,999)
2,572,988 CAD	2,027,382 USD	Deutsche Bank	04/05/2022	—	(30,751)
2,237,000 DKK	334,582 USD	Deutsche Bank	04/05/2022	1,888	—
21,482,592 EUR	24,083,565 USD	Deutsche Bank	04/05/2022	317,746	—
176,636 EUR	194,902 USD	Deutsche Bank	04/05/2022	—	(507)
16,322,879 GBP	21,872,964 USD	Deutsche Bank	04/05/2022	430,550	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
417,565,000 JPY	3,638,111 USD	Deutsche Bank	04/05/2022	208,070	—
1,467,000 NZD	993,254 USD	Deutsche Bank	04/05/2022	—	(23,435)
10,136,000 SEK	1,044,732 USD	Deutsche Bank	04/05/2022	—	(33,310)
23,906,585 USD	21,462,098 EUR	Deutsche Bank	04/05/2022	—	(163,438)
21,251,141 USD	16,188,879 GBP	Deutsche Bank	04/05/2022	15,245	—
21,795,416 EUR	24,298,634 USD	Deutsche Bank	05/04/2022	166,095	—
94,097 GBP	123,654 USD	Deutsche Bank	05/04/2022	67	—
16,303,879 GBP	21,398,106 USD	Deutsche Bank	05/04/2022	—	(15,409)
58,729 USD	78,177 AUD	Deutsche Bank	05/04/2022	—	(208)
60,676 USD	75,803 CAD	Deutsche Bank	05/04/2022	—	(50)
1,567,635 USD	1,190,863 GBP	Deutsche Bank	05/04/2022	—	(3,556)
19,455 USD	27,983 NZD	Deutsche Bank	05/04/2022	—	(71)
18,001 USD	167,660 SEK	Deutsche Bank	05/04/2022	—	(159)
6,619,267 JPY	54,567 USD	Deutsche Bank	05/06/2022	159	—
225,338 USD	205,000 EUR	Deutsche Bank	06/15/2022	2,086	—
Total				1,243,168	(325,094)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	22	12/2023	EUR	5,428,500	—	(2,760)
3-Month SONIA	10	12/2022	GBP	2,452,500	—	(34,050)
Euro-Bund	4	06/2022	EUR	634,640	—	(11,851)
Long Gilt	20	06/2022	GBP	2,424,600	—	(38,624)
U.S. Treasury 10-Year Note	5	06/2022	USD	614,375	—	(10,462)
U.S. Treasury 2-Year Note	7	06/2022	USD	1,483,453	3,708	—
U.S. Treasury 5-Year Note	4	06/2022	USD	458,750	—	(13,380)
Total					3,708	(111,127)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(22)	12/2022	EUR	(5,484,600)	—	(527)
Euro-Bobl	(22)	06/2022	EUR	(2,834,920)	67,048	—
Euro-Buxl 30-Year	(2)	06/2022	EUR	(372,400)	14,360	—
Eurodollar 90-Day	(5)	12/2024	USD	(1,216,188)	15,645	—
Euro-OAT	(6)	06/2022	EUR	(909,060)	46,199	—
U.S. Treasury Ultra 10-Year Note	(9)	06/2022	USD	(1,219,219)	47,611	—
U.S. Ultra Treasury Bond	(5)	06/2022	USD	(885,625)	28,402	—
U.S. Ultra Treasury Bond	(1)	06/2022	USD	(177,125)	—	(970)
Total					219,265	(1,497)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	130,000	130,000	1.42	08/02/2024	3,728	3,245
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	220,000	220,000	1.23	02/25/2025	5,395	5,381
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	370,000	370,000	2.82	12/06/2038	41,440	38,509
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	370,000	370,000	1.94	11/15/2023	14,846	9,232
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	290,000	290,000	1.55	07/29/2024	10,527	6,233
4	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	205,000	205,000	1.71	06/24/2024	8,292	6,720
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	205,000	205,000	1.74	06/28/2024	8,588	6,966
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	130,000	130,000	1.42	07/22/2024	3,623	3,186
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	95,000	95,000	1.02	06/04/2025	1,837	2,028
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	95,000	95,000	1.16	06/05/2025	2,259	2,328
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	735,000	735,000	1.59	01/12/2023	11,062	4,676
U.S. Treasury 10-Year Note	UBS	USD	614,375	5	126.00	04/22/2022	855	469
Total							112,452	88,973

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	16,434
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	16,462
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	130,000	130,000	1.42	08/02/2024	8,166	10,769
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	220,000	220,000	1.23	02/25/2025	18,441	21,034
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	370,000	370,000	2.82	12/06/2038	14,574	15,193
10-Year OTC interest rate swap with Deutsche Bank to receive 1-Day JPY TONA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.04	06/29/2022	—	57
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	370,000	370,000	1.94	11/15/2023	14,846	24,350
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	410,000	410,000	2.13	02/15/2023	11,675	14,778
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	205,000	205,000	1.74	06/28/2024	9,609	13,347
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	130,000	130,000	1.42	07/22/2024	8,088	10,790
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	410,000	410,000	1.54	08/05/2024	23,130	31,179
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.02	06/04/2025	9,102	10,374
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.16	06/05/2025	8,343	9,562
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	416
5-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	840,000	840,000	2.75	08/01/2022	819	4,568
5-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	735,000	735,000	2.59	01/12/2023	8,695	10,416
5-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	205,000	205,000	1.71	06/24/2024	9,843	13,641
U.S. Treasury 10-Year Note	UBS	USD	245,750	2	121.50	04/22/2022	2,375	750
Total							207,931	224,120

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(584)
10-Year OTC interest rate swap with Deutsche Bank to receive 1-Day USD SOFR and pay exercise rate	Deutsche Bank	USD	(260,000)	(260,000)	1.44	12/05/2022	(7,920)	(2,016)
10-Year OTC interest rate swap with Deutsche Bank to receive 1-Day USD SOFR and pay exercise rate	Deutsche Bank	USD	(417,000)	(417,000)	1.43	12/13/2022	(11,801)	(3,320)
10-Year OTC interest rate swap with Deutsche Bank to receive 1-Day USD SOFR and pay exercise rate	Deutsche Bank	USD	(418,000)	(418,000)	1.43	12/15/2022	(11,767)	(3,316)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(490,000)	(490,000)	1.53	9/01/2022	(13,009)	(1,331)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(245,000)	(245,000)	1.80	10/07/2022	(6,737)	(1,694)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(245,000)	(245,000)	1.80	10/13/2022	(6,670)	(1,713)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(520,000)	(520,000)	1.85	11/15/2022	(15,366)	(4,711)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(476)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(155,000)	(155,000)	1.24	12/16/2022	(5,068)	(486)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(160,000)	(160,000)	1.45	8/03/2022	(1,864)	(508)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(160,000)	(160,000)	1.55	8/08/2022	(1,936)	(706)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(3,230,000)	(3,230,000)	0.61	4/01/2022	(7,752)	—
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(1,027,000)	(1,027,000)	1.39	2/17/2023	(3,679)	(1,490)
2-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(2,775,000)	(2,775,000)	1.74	11/15/2022	(15,297)	(4,499)
2-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(2,775,000)	(2,775,000)	1.78	11/15/2022	(14,569)	(4,882)
2-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(1,965,000)	(1,965,000)	1.25	1/10/2023	(7,713)	(1,637)
2-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(1,965,000)	(1,965,000)	1.25	1/12/2023	(7,919)	(1,688)
2-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(830,000)	(830,000)	1.36	1/18/2023	(3,370)	(921)
U.S. Treasury 10-Year Note	UBS	USD	(614,375)	(5)	128.00	4/22/2022	(301)	(234)
Total							(153,428)	(36,212)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(3,058)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(18,753)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(6,883)
6	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(10,661)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(6,911)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(10,692)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(21,686)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 1-Day USD SOFR	Deutsche Bank	USD	(260,000)	(260,000)	1.44	12/05/2022	(7,920)	(19,008)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 1-Day USD SOFR	Deutsche Bank	USD	(417,000)	(417,000)	1.43	12/13/2022	(11,801)	(30,754)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 1-Day USD SOFR	Deutsche Bank	USD	(418,000)	(418,000)	1.43	12/15/2022	(11,767)	(31,372)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(490,000)	(490,000)	1.53	09/01/2022	(13,009)	(41,979)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(245,000)	(245,000)	1.80	10/07/2022	(6,737)	(16,142)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(245,000)	(245,000)	1.80	10/13/2022	(6,670)	(16,280)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(520,000)	(520,000)	1.85	11/15/2022	(15,366)	(33,243)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(155,000)	(155,000)	1.24	12/16/2022	(5,069)	(17,218)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(17,345)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(160,000)	(160,000)	1.95	08/03/2022	(1,864)	(5,437)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(160,000)	(160,000)	2.05	08/08/2022	(1,936)	(4,605)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(3,230,000)	(3,230,000)	0.61	04/01/2022	(7,752)	(120,089)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(1,542,000)	(1,542,000)	2.39	02/17/2023	(6,989)	(19,430)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(3,230,000)	(3,230,000)	0.74	04/06/2022	(5,168)	(112,068)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(1,965,000)	(1,965,000)	1.75	01/10/2023	(7,713)	(40,543)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(1,965,000)	(1,965,000)	1.75	01/12/2023	(7,919)	(40,565)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(1,890,000)	(1,890,000)	2.25	02/15/2023	(13,203)	(26,842)
Total							(215,498)	(671,564)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.746%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Citi	04/15/2031	GBP	150,000	(32,612)	—	—	—	(32,612)
Fixed rate of 0.622%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/02/2023	USD	475,000	(1,882)	—	—	—	(1,882)
3-Month USD LIBOR	Fixed rate of 1.771%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2023	USD	3,380,000	23,394	—	—	23,394	—
Fixed rate of 0.093%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	11/18/2023	USD	380,000	(3,878)	—	—	—	(3,878)
Fixed rate of 0.240%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	12/08/2023	USD	960,000	(9,873)	—	—	—	(9,873)
Fixed rate of 0.190%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	12/14/2023	USD	963,000	(10,255)	—	—	—	(10,255)
Fixed rate of 0.248%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/12/2024	USD	2,490,000	(27,389)	—	—	—	(27,389)
Fixed rate of 0.240%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/24/2024	USD	680,000	(7,802)	—	—	—	(7,802)
3-Month USD LIBOR	Fixed rate of 1.059%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/24/2024	USD	620,000	15,690	—	—	15,690	—
3-Month USD LIBOR	Fixed rate of 1.069%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/25/2024	USD	50,000	1,286	—	—	1,286	—
3-Month USD LIBOR	Fixed rate of 1.053%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/28/2024	USD	1,230,000	31,452	—	—	31,452	—
3-Month USD LIBOR	Fixed rate of 1.062%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/29/2024	USD	140,000	3,562	—	—	3,562	—
Fixed rate of 0.248%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/04/2024	USD	1,850,000	(26,826)	—	—	—	(26,826)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/07/2024	USD	1,095,000	(37,078)	—	—	—	(37,078)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/23/2024	USD	1,095,000	(37,558)	—	—	—	(37,558)
3-Month USD LIBOR	Fixed rate of 0.563%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/24/2024	USD	280,000	10,524	—	—	10,524	—
Fixed rate of 0.568%	3-Month USD LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/25/2024	USD	2,170,000	(74,326)	—	—	—	(74,326)
3-Month USD LIBOR	Fixed rate of 1.097%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/04/2024	USD	155,000	4,268	—	—	4,268	—
3-Month USD LIBOR	Fixed rate of 1.087%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/05/2024	USD	210,000	5,835	—	—	5,835	—
SOFR	Fixed rate of 0.986%	Receives Annually, Pays Annually	Goldman Sachs	04/07/2024	USD	620,000	15,430	—	—	15,430	—
SOFR	Fixed rate of 0.988%	Receives Annually, Pays Annually	Goldman Sachs	04/07/2024	USD	620,000	15,405	—	—	15,405	—
3-Month USD LIBOR	Fixed rate of 0.633%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/08/2024	USD	1,070,000	39,374	—	—	39,374	—
3-Month USD LIBOR	Fixed rate of 0.649%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/11/2024	USD	590,000	21,597	—	—	21,597	—
3-Month USD LIBOR	Fixed rate of 0.661%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/11/2024	USD	340,000	12,370	—	—	12,370	—
3-Month USD LIBOR	Fixed rate of 0.677%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/12/2024	USD	600,000	21,664	—	—	21,664	—
3-Month USD LIBOR	Fixed rate of 0.689%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/12/2024	USD	600,000	21,525	—	—	21,525	—
SOFR	Fixed rate of 1.078%	Receives Annually, Pays Annually	Goldman Sachs	04/13/2024	USD	1,210,000	28,436	—	—	28,436	—
3-Month USD LIBOR	Fixed rate of 0.789%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2024	USD	590,000	20,117	—	—	20,117	—
8	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.797%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2024	USD	590,000	20,016	—	—	20,016	—
3-Month USD LIBOR	Fixed rate of 0.728%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2024	USD	360,000	12,704	—	—	12,704	—
3-Month USD LIBOR	Fixed rate of 0.761%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/19/2024	USD	310,000	10,790	—	—	10,790	—
3-Month USD LIBOR	Fixed rate of 0.762%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/19/2024	USD	310,000	10,783	—	—	10,783	—
3-Month USD LIBOR	Fixed rate of 0.935%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/20/2024	USD	450,000	14,203	—	—	14,203	—
3-Month USD LIBOR	Fixed rate of 0.919%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/20/2024	USD	300,000	9,564	—	—	9,564	—
3-Month USD LIBOR	Fixed rate of 0.898%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/20/2024	USD	130,000	4,197	—	—	4,197	—
Fixed rate of 0.332%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	04/20/2024	USD	560,000	(7,517)	—	—	—	(7,517)
3-Month USD LIBOR	Fixed rate of 0.913%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/25/2024	USD	600,000	19,310	—	—	19,310	—
3-Month USD LIBOR	Fixed rate of 0.945%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/25/2024	USD	607,000	19,157	—	—	19,157	—
3-Month USD LIBOR	Fixed rate of 0.929%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/25/2024	USD	303,000	9,654	—	—	9,654	—
3-Month USD LIBOR	Fixed rate of 0.975%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/26/2024	USD	305,000	9,463	—	—	9,463	—
3-Month USD LIBOR	Fixed rate of 0.985%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/26/2024	USD	305,000	9,405	—	—	9,405	—
3-Month USD LIBOR	Fixed rate of 0.993%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/26/2024	USD	305,000	9,356	—	—	9,356	—
3-Month USD LIBOR	Fixed rate of 1.007%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/03/2024	USD	925,000	28,505	—	—	28,505	—
3-Month USD LIBOR	Fixed rate of 1.018%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/03/2024	USD	925,000	28,316	—	—	28,316	—
Fixed rate of 2.345%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	05/03/2024	USD	1,630,000	(7)	—	—	—	(7)
3-Month USD LIBOR	Fixed rate of 1.053%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/12/2024	USD	620,000	18,920	—	—	18,920	—
3-Month USD LIBOR	Fixed rate of 1.059%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/12/2024	USD	310,000	9,425	—	—	9,425	—
3-Month USD LIBOR	Fixed rate of 1.075%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/12/2024	USD	310,000	9,331	—	—	9,331	—
3-Month USD LIBOR	Fixed rate of 1.096%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/17/2024	USD	90,000	2,692	—	—	2,692	—
3-Month USD LIBOR	Fixed rate of 1.224%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/07/2024	USD	315,000	8,989	—	—	8,989	—
3-Month USD LIBOR	Fixed rate of 1.252%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/07/2024	USD	315,000	8,818	—	—	8,818	—
SOFR	Fixed rate of 1.012%	Receives Annually, Pays Annually	Goldman Sachs	06/09/2024	USD	310,000	8,650	—	—	8,650	—
3-Month USD LIBOR	Fixed rate of 1.277%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/17/2024	USD	310,000	8,690	—	—	8,690	—
3-Month USD LIBOR	Fixed rate of 0.729%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/21/2024	USD	580,000	22,505	—	—	22,505	—
Fixed rate of 2.500%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/05/2024	USD	730,000	(3)	—	—	—	(3)
UK Retail Price Index All Items Monthly	Fixed rate of 3.245%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2024	GBP	550,000	85,029	—	—	85,029	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 1.374%	Receives Annually, Pays Annually	Goldman Sachs	07/20/2024	USD	310,000	6,970	—	—	6,970	—
SOFR	Fixed rate of 1.471%	Receives Annually, Pays Annually	Goldman Sachs	07/29/2024	USD	305,000	6,362	—	—	6,362	—
SOFR	Fixed rate of 1.479%	Receives Annually, Pays Annually	Goldman Sachs	07/29/2024	USD	305,000	6,315	—	—	6,315	—
Fixed rate of 0.850%	SONIA	Receives Annually, Pays Annually	Goldman Sachs	07/30/2024	GBP	565,000	(18,950)	—	—	—	(18,950)
SOFR	Fixed rate of 1.619%	Receives Annually, Pays Annually	Goldman Sachs	08/08/2024	USD	610,000	11,134	—	—	11,134	—
3-Month USD LIBOR	Fixed rate of 0.744%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/12/2024	USD	690,000	27,851	—	—	27,851	—
SOFR	Fixed rate of 1.757%	Receives Annually, Pays Annually	Goldman Sachs	08/12/2024	USD	600,000	9,397	—	—	9,397	—
SOFR	Fixed rate of 1.758%	Receives Annually, Pays Annually	Goldman Sachs	08/12/2024	USD	600,000	9,391	—	—	9,391	—
SOFR	Fixed rate of 1.806%	Receives Annually, Pays Annually	Goldman Sachs	08/12/2024	USD	600,000	8,830	—	—	8,830	—
SOFR	Fixed rate of 1.937%	Receives Annually, Pays Annually	Goldman Sachs	08/12/2024	USD	600,000	7,292	—	—	7,292	—
SOFR	Fixed rate of 1.944%	Receives Annually, Pays Annually	Goldman Sachs	08/12/2024	USD	600,000	7,216	—	—	7,216	—
3-Month USD LIBOR	Fixed rate of 0.782%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/15/2024	USD	370,000	14,688	—	—	14,688	—
SOFR	Fixed rate of 1.900%	Receives Annually, Pays Annually	Goldman Sachs	08/15/2024	USD	350,000	4,534	—	—	4,534	—
SOFR	Fixed rate of 1.895%	Receives Annually, Pays Annually	Goldman Sachs	08/17/2024	USD	450,000	5,914	—	—	5,914	—
SOFR	Fixed rate of 1.896%	Receives Annually, Pays Annually	Goldman Sachs	08/29/2024	USD	305,000	3,987	—	—	3,987	—
SOFR	Fixed rate of 1.892%	Receives Annually, Pays Annually	Goldman Sachs	08/29/2024	USD	265,000	3,485	—	—	3,485	—
Fixed rate of 1.722%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/02/2024	USD	305,000	(5,170)	—	—	—	(5,170)
Fixed rate of 1.704%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/02/2024	USD	305,000	(5,274)	—	—	—	(5,274)
Fixed rate of 1.462%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/06/2024	USD	310,000	(6,846)	—	—	—	(6,846)
Fixed rate of 1.523%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/06/2024	USD	620,000	(12,963)	—	—	—	(12,963)
Fixed rate of 1.520%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/06/2024	USD	620,000	(12,999)	—	—	—	(12,999)
Fixed rate of 1.418%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/06/2024	USD	620,000	(14,223)	—	—	—	(14,223)
SOFR	Fixed rate of 2.428%	Receives Annually, Pays Annually	Goldman Sachs	09/07/2024	USD	310,000	1,028	—	—	1,028	—
SOFR	Fixed rate of 2.445%	Receives Annually, Pays Annually	Goldman Sachs	09/07/2024	USD	310,000	925	—	—	925	—
Fixed rate of 1.713%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/07/2024	USD	300,000	(5,185)	—	—	—	(5,185)
Fixed rate of 1.612%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/07/2024	USD	310,000	(5,968)	—	—	—	(5,968)
SOFR	Fixed rate of 1.894%	Receives Annually, Pays Annually	Goldman Sachs	09/13/2024	USD	630,000	8,738	—	—	8,738	—
SOFR	Fixed rate of 1.931%	Receives Annually, Pays Annually	Goldman Sachs	09/13/2024	USD	630,000	8,279	—	—	8,279	—
10	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 1.887%	Receives Annually, Pays Annually	Goldman Sachs	09/13/2024	USD	320,000	4,481	—	—	4,481	—
SOFR	Fixed rate of 2.071%	Receives Annually, Pays Annually	Goldman Sachs	09/16/2024	USD	157,000	1,649	—	—	1,649	—
SOFR	Fixed rate of 2.080%	Receives Annually, Pays Annually	Goldman Sachs	09/16/2024	USD	158,000	1,631	—	—	1,631	—
SOFR	Fixed rate of 2.123%	Receives Annually, Pays Annually	Goldman Sachs	09/16/2024	USD	157,000	1,491	—	—	1,491	—
SOFR	Fixed rate of 2.098%	Receives Annually, Pays Annually	Goldman Sachs	09/19/2024	USD	410,000	4,124	—	—	4,124	—
SOFR	Fixed rate of 2.070%	Receives Annually, Pays Annually	Goldman Sachs	09/19/2024	USD	315,000	3,340	—	—	3,340	—
SOFR	Fixed rate of 2.072%	Receives Annually, Pays Annually	Goldman Sachs	09/19/2024	USD	315,000	3,327	—	—	3,327	—
SOFR	Fixed rate of 2.082%	Receives Annually, Pays Annually	Goldman Sachs	09/19/2024	USD	315,000	3,266	—	—	3,266	—
SOFR	Fixed rate of 2.274%	Receives Annually, Pays Annually	Goldman Sachs	09/20/2024	USD	620,000	4,131	—	—	4,131	—
SOFR	Fixed rate of 2.303%	Receives Annually, Pays Annually	Goldman Sachs	09/20/2024	USD	620,000	3,782	—	—	3,782	—
SOFR	Fixed rate of 2.285%	Receives Annually, Pays Annually	Goldman Sachs	09/20/2024	USD	310,000	2,002	—	—	2,002	—
SOFR	Fixed rate of 2.309%	Receives Annually, Pays Annually	Goldman Sachs	09/20/2024	USD	310,000	1,855	—	—	1,855	—
SOFR	Fixed rate of 2.313%	Receives Annually, Pays Annually	Goldman Sachs	09/20/2024	USD	310,000	1,831	—	—	1,831	—
SOFR	Fixed rate of 2.458%	Receives Annually, Pays Annually	Goldman Sachs	09/23/2024	USD	310,000	979	—	—	979	—
SOFR	Fixed rate of 2.474%	Receives Annually, Pays Annually	Goldman Sachs	09/23/2024	USD	310,000	883	—	—	883	—
SOFR	Fixed rate of 2.510%	Receives Annually, Pays Annually	Goldman Sachs	09/26/2024	USD	340,000	752	—	—	752	—
SOFR	Fixed rate of 2.675%	Receives Annually, Pays Annually	Goldman Sachs	09/27/2024	USD	310,000	(303)	—	—	—	(303)
SOFR	Fixed rate of 2.676%	Receives Annually, Pays Annually	Goldman Sachs	09/27/2024	USD	310,000	(309)	—	—	—	(309)
Fixed rate of 2.727%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/30/2024	USD	3,024,000	5,847	—	—	5,847	—
Fixed rate of 2.703%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/30/2024	USD	336,000	490	—	—	490	—
SOFR	Fixed rate of 2.716%	Receives Annually, Pays Annually	Goldman Sachs	09/30/2024	USD	560,000	(972)	—	—	—	(972)
SOFR	Fixed rate of 2.808%	Receives Annually, Pays Annually	Goldman Sachs	10/03/2024	USD	310,000	(1,075)	—	—	—	(1,075)
Fixed rate of 2.635%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	10/04/2024	USD	1,480,000	(6)	—	—	—	(6)
SOFR	Fixed rate of 2.693%	Receives Annually, Pays Annually	Goldman Sachs	10/04/2024	USD	110,000	(132)	—	—	—	(132)
Fixed rate of 2.823%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	11/29/2024	USD	1,400,000	(11,301)	—	—	—	(11,301)
Fixed rate of 1.710%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	12/09/2024	USD	1,650,000	(30,853)	—	—	—	(30,853)
SOFR	Fixed rate of 1.890%	Receives Annually, Pays Annually	Goldman Sachs	02/22/2025	USD	205,000	3,138	—	—	3,138	—
SOFR	Fixed rate of 1.985%	Receives Annually, Pays Annually	Goldman Sachs	02/27/2025	USD	305,000	4,099	—	—	4,099	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 2.532%	Receives Annually, Pays Annually	Goldman Sachs	03/28/2025	USD	1,080,000	3,003	—	—	3,003	—
3-Month USD LIBOR	Fixed rate of 0.625%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2025	USD	330,000	18,154	—	—	18,154	—
Fixed rate of 0.098%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	06/02/2025	USD	320,000	(5,928)	—	—	—	(5,928)
3-Month USD LIBOR	Fixed rate of 1.710%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2026	USD	180,000	1,193	—	—	1,193	—
Fixed rate of -0.085%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/15/2026	EUR	1,055,000	(50,800)	—	—	—	(50,800)
Fixed rate of 0.644%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/09/2026	EUR	510,000	(7,209)	—	—	—	(7,209)
U.S. CPI Urban Consumers NSA	Fixed rate of 3.170%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/12/2026	USD	570,000	23,543	—	—	23,543	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.984%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/02/2026	USD	490,000	24,431	—	—	24,431	—
SOFR	Fixed rate of 1.330%	Receives Annually, Pays Annually	Goldman Sachs	01/14/2027	USD	820,000	31,135	—	—	31,135	—
Fixed rate of 1.331%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/14/2027	USD	120,000	(4,553)	—	—	—	(4,553)
UK Retail Price Index All Items Monthly	Fixed rate of 4.530%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2027	GBP	295,000	17,748	—	—	17,748	—
Fixed rate of 1.170%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/20/2027	USD	238,000	(4,724)	—	—	—	(4,724)
Fixed rate of 2.961%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/18/2027	USD	665,000	(22,921)	—	—	—	(22,921)
SOFR	Fixed rate of 1.499%	Receives Annually, Pays Annually	Goldman Sachs	03/04/2027	USD	150,000	4,863	—	—	4,863	—
SOFR	Fixed rate of 1.493%	Receives Annually, Pays Annually	Goldman Sachs	03/04/2027	USD	120,000	3,925	—	—	3,925	—
SOFR	Fixed rate of 1.537%	Receives Annually, Pays Annually	Goldman Sachs	03/04/2027	USD	120,000	3,671	—	—	3,671	—
SOFR	Fixed rate of 1.559%	Receives Annually, Pays Annually	Goldman Sachs	03/04/2027	USD	120,000	3,548	—	—	3,548	—
SOFR	Fixed rate of 1.566%	Receives Annually, Pays Annually	Goldman Sachs	03/04/2027	USD	120,000	3,505	—	—	3,505	—
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/14/2027	USD	60,000	(1,318)	—	—	—	(1,318)
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/14/2027	USD	240,000	(5,113)	—	—	—	(5,113)
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/15/2027	USD	60,000	(1,252)	—	—	—	(1,252)
6-Month EURIBOR	Fixed rate of 0.768%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/18/2027	EUR	1,050,000	12,098	—	—	12,098	—
Fixed rate of 2.053%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/18/2027	USD	240,000	(1,635)	—	—	—	(1,635)
SOFR	Fixed rate of 1.965%	Receives Annually, Pays Annually	Goldman Sachs	03/21/2027	USD	1,610,000	17,852	—	—	17,852	—
Fixed rate of 2.133%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/25/2027	USD	120,000	(397)	—	—	—	(397)
Fixed rate of 2.133%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/25/2027	USD	120,000	(400)	—	—	—	(400)
12	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/31/2027	USD	120,000	821	—	—	821	—
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/31/2027	USD	60,000	248	—	—	248	—
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/31/2027	USD	60,000	244	—	—	244	—
Fixed rate of 1.451%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	04/13/2027	USD	620,000	(22,685)	—	—	—	(22,685)
Fixed rate of 1.635%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/26/2027	USD	510,000	(21,473)	—	—	—	(21,473)
Fixed rate of 1.247%	3-Month USD LIBOR	Receives Annually, Pays Annually	Goldman Sachs	06/05/2027	USD	125,000	(6,122)	—	—	—	(6,122)
Fixed rate of 0.680%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	(28,497)	—	—	—	(28,497)
Fixed rate of 0.652%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	(28,915)	—	—	—	(28,915)
Fixed rate of 1.338%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/08/2027	USD	350,000	(20,014)	—	—	—	(20,014)
Fixed rate of 1.190%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/19/2027	USD	350,000	(22,511)	—	—	—	(22,511)
Fixed rate of 1.493%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/01/2027	USD	380,000	(19,155)	—	—	—	(19,155)
Fixed rate of 1.483%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/01/2027	USD	380,000	(19,332)	—	—	—	(19,332)
Fixed rate of 1.931%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	08/12/2027	USD	45,000	(783)	—	—	—	(783)
Fixed rate of 1.935%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	08/12/2027	USD	245,000	(4,214)	—	—	—	(4,214)
SOFR	Fixed rate of 1.501%	Receives Annually, Pays Annually	Goldman Sachs	09/06/2027	USD	250,000	9,469	—	—	9,469	—
SOFR	Fixed rate of 1.615%	Receives Annually, Pays Annually	Goldman Sachs	09/07/2027	USD	130,000	4,227	—	—	4,227	—
Fixed rate of 2.031%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/16/2027	USD	260,000	(3,407)	—	—	—	(3,407)
Fixed rate of 2.008%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/19/2027	USD	130,000	(1,849)	—	—	—	(1,849)
Fixed rate of 1.997%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/19/2027	USD	130,000	(1,919)	—	—	—	(1,919)
Fixed rate of 1.985%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/19/2027	USD	130,000	(1,989)	—	—	—	(1,989)
SOFR	Fixed rate of 2.440%	Receives Annually, Pays Annually	Goldman Sachs	09/30/2027	USD	43,000	(258)	—	—	—	(258)
SOFR	Fixed rate of 2.480%	Receives Annually, Pays Annually	Goldman Sachs	09/30/2027	USD	387,000	(3,050)	—	—	—	(3,050)
UK Retail Price Index All Items Monthly	Fixed rate of 3.570%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	GBP	725,000	141,334	—	—	141,334	—
SOFR	Fixed rate of 2.337%	Receives Annually, Pays Annually	Goldman Sachs	01/04/2028	USD	40,000	—	—	—	—	—
Fixed rate of 1.904%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	02/14/2028	USD	130,000	(2,401)	—	—	—	(2,401)
3-Month USD LIBOR	Fixed rate of 1.271%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2028	USD	490,000	31,157	—	—	31,157	—
3-Month USD LIBOR	Fixed rate of 1.043%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2028	USD	50,000	3,827	—	—	3,827	—
SOFR	Fixed rate of 2.307%	Receives Annually, Pays Annually	Goldman Sachs	03/28/2028	USD	380,000	(348)	—	—	—	(348)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.710%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2028	GBP	380,000	68,657	—	—	68,657	—
Fixed rate of 0.654%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/12/2028	USD	330,000	(28,250)	—	—	—	(28,250)
SOFR	Fixed rate of 1.780%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2029	USD	980,000	27,450	—	—	27,450	—
Fixed rate of 2.069%	SOFR	Receives Annually, Pays Quarterly	Goldman Sachs	02/15/2029	USD	480,000	(4,289)	—	—	—	(4,289)
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	64,729	—	—	64,729	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	345,000	53,888	—	—	53,888	—
Fixed rate of 0.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/14/2030	USD	170,000	(19,308)	—	—	—	(19,308)
3-Month USD LIBOR	Fixed rate of 0.648%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2030	USD	10,000	1,295	—	—	1,295	—
Fixed rate of 3.574%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2030	GBP	525,000	(125,885)	—	—	—	(125,885)
Fixed rate of 0.690%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/15/2031	EUR	330,000	(14,954)	—	—	—	(14,954)
Fixed rate of 0.644%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/15/2031	EUR	660,000	(32,763)	—	—	—	(32,763)
UK Retail Price Index All Items Monthly	Fixed rate of 3.623%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2031	GBP	210,000	49,707	—	—	49,707	—
Fixed rate of 3.678%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2031	GBP	45,000	(10,267)	—	—	—	(10,267)
UK Retail Price Index All Items Monthly	Fixed rate of 3.721%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	310,000	63,804	—	—	63,804	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.699%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	270,000	56,501	—	—	56,501	—
Fixed rate of 1.513%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2031	USD	20,000	(1,475)	—	—	—	(1,475)
3-Month USD LIBOR	Fixed rate of 1.429%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/21/2031	USD	180,000	14,960	—	—	14,960	—
3-Month USD LIBOR	Fixed rate of 1.391%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/22/2031	USD	180,000	15,547	—	—	15,547	—
3-Month USD LIBOR	Fixed rate of 1.521%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/24/2031	USD	380,000	33,646	—	—	33,646	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.956%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2031	EUR	67,500	8,277	—	—	8,277	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.044%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2031	EUR	67,500	7,558	—	—	7,558	—
14	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.091%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2031	EUR	70,000	7,437	—	—	7,437	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.134%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2031	EUR	65,000	6,564	—	—	6,564	—
3-Month USD LIBOR	Fixed rate of 1.775%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/18/2031	USD	190,000	12,636	—	—	12,636	—
Fixed rate of 2.755%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/22/2031	USD	107,000	(6,944)	—	—	—	(6,944)
Fixed rate of 2.827%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/25/2031	USD	108,000	(6,190)	—	—	—	(6,190)
Fixed rate of 2.855%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/26/2031	USD	108,000	(5,872)	—	—	—	(5,872)
Fixed rate of 2.890%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/28/2031	USD	110,000	(5,573)	—	—	—	(5,573)
Fixed rate of 2.825%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/03/2031	USD	210,000	(12,056)	—	—	—	(12,056)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.004%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2031	EUR	115,000	13,444	—	—	13,444	—
SOFR	Fixed rate of 2.052%	Receives Annually, Pays Annually	Goldman Sachs	11/15/2031	USD	420,000	4,134	—	—	4,134	—
SOFR	Fixed rate of 2.088%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2031	USD	560,000	3,797	—	—	3,797	—
SOFR	Fixed rate of 2.119%	Receives Annually, Pays Annually	Goldman Sachs	11/15/2031	USD	140,000	586	—	—	586	—
Fixed rate of 1.802%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	11/15/2031	USD	420,000	(13,066)	—	—	—	(13,066)
Fixed rate of 1.628%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	11/15/2031	USD	420,000	(19,251)	—	—	—	(19,251)
Fixed rate of 1.815%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	11/15/2031	USD	690,000	(22,423)	—	—	—	(22,423)
Fixed rate of 1.186%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	12/07/2031	USD	43,000	(3,391)	—	—	—	(3,391)
Fixed rate of 1.238%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	12/07/2031	USD	130,000	(9,638)	—	—	—	(9,638)
Fixed rate of 4.265%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2031	GBP	200,000	(15,825)	—	—	—	(15,825)
SOFR	Fixed rate of 1.553%	Receives Annually, Pays Annually	Goldman Sachs	01/10/2032	USD	130,000	6,155	—	—	6,155	—
SOFR	Fixed rate of 1.607%	Receives Annually, Pays Annually	Goldman Sachs	01/11/2032	USD	130,000	5,523	—	—	5,523	—
Fixed rate of 4.246%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2032	GBP	295,000	(22,073)	—	—	—	(22,073)
SOFR	Fixed rate of 1.736%	Receives Annually, Pays Annually	Goldman Sachs	02/08/2032	USD	130,000	4,202	—	—	4,202	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 1.787%	Receives Annually, Pays Annually	Goldman Sachs	02/10/2032	USD	230,000	6,384	—	—	6,384	—
3-Month USD LIBOR	Fixed rate of 1.594%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2032	USD	225,000	15,774	—	—	15,774	—
3-Month USD LIBOR	Fixed rate of 1.621%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2032	USD	112,500	7,615	—	—	7,615	—
Fixed rate of 1.684%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/02/2032	USD	65,000	(2,484)	—	—	—	(2,484)
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/02/2032	USD	65,000	(2,561)	—	—	—	(2,561)
Fixed rate of 1.600%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2032	USD	240,000	(12,433)	—	—	—	(12,433)
Fixed rate of 0.000%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/03/2032	USD	130,000	(6,329)	—	—	—	(6,329)
Fixed rate of 1.535%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/03/2032	USD	130,000	(6,729)	—	—	—	(6,729)
Fixed rate of 1.510%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/03/2032	USD	130,000	(7,023)	—	—	—	(7,023)
SOFR	Fixed rate of 0.000%	Receives Annually, Pays Annually	Goldman Sachs	03/04/2032	USD	65,000	2,163	—	—	2,163	—
SOFR	Fixed rate of 0.000%	Receives Annually, Pays Annually	Goldman Sachs	03/04/2032	USD	65,000	2,086	—	—	2,086	—
Fixed rate of 1.613%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/08/2032	USD	65,000	(2,923)	—	—	—	(2,923)
Fixed rate of 1.603%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/08/2032	USD	65,000	(2,982)	—	—	—	(2,982)
Fixed rate of 1.533%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/08/2032	USD	65,000	(3,277)	—	—	—	(3,277)
3-Month USD LIBOR	Fixed rate of 1.672%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/10/2032	USD	80,000	3,181	—	—	3,181	—
SOFR	Fixed rate of 0.000%	Receives Annually, Pays Annually	Goldman Sachs	03/11/2032	USD	180,000	6,165	—	—	6,165	—
SOFR	Fixed rate of 1.766%	Receives Annually, Pays Annually	Goldman Sachs	03/11/2032	USD	33,000	1,033	—	—	1,033	—
SOFR	Fixed rate of 1.761%	Receives Annually, Pays Annually	Goldman Sachs	03/11/2032	USD	32,000	1,016	—	—	1,016	—
SOFR	Fixed rate of 1.811%	Receives Annually, Pays Annually	Goldman Sachs	03/14/2032	USD	90,000	2,467	—	—	2,467	—
SOFR	Fixed rate of 1.810%	Receives Annually, Pays Annually	Goldman Sachs	03/14/2032	USD	65,000	1,787	—	—	1,787	—
SOFR	Fixed rate of 1.840%	Receives Annually, Pays Annually	Goldman Sachs	03/14/2032	USD	65,000	1,611	—	—	1,611	—
UK Retail Price Index All Items Monthly	Fixed rate of 4.574%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2032	GBP	170,000	538	—	—	538	—
UK Retail Price Index All Items Monthly	Fixed rate of 4.595%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2032	GBP	170,000	(44)	—	—	—	(44)
SOFR	Fixed rate of 1.974%	Receives Annually, Pays Annually	Goldman Sachs	03/16/2032	USD	130,000	1,655	—	—	1,655	—
SOFR	Fixed rate of 0.000%	Receives Annually, Pays Annually	Goldman Sachs	03/16/2032	USD	65,000	1,114	—	—	1,114	—
SOFR	Fixed rate of 2.093%	Receives Annually, Pays Annually	Goldman Sachs	03/18/2032	USD	65,000	135	—	—	135	—
Fixed rate of 1.078%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/18/2032	EUR	1,410,000	(18,871)	—	—	—	(18,871)
16	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.012%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/22/2032	USD	30,000	(290)	—	—	—	(290)
SOFR	Fixed rate of 2.046%	Receives Annually, Pays Annually	Goldman Sachs	03/23/2032	USD	50,000	329	—	—	329	—
SOFR	Fixed rate of 2.093%	Receives Annually, Pays Annually	Goldman Sachs	03/23/2032	USD	65,000	155	—	—	155	—
SOFR	Fixed rate of 2.097%	Receives Annually, Pays Annually	Goldman Sachs	03/23/2032	USD	65,000	131	—	—	131	—
SOFR	Fixed rate of 2.154%	Receives Annually, Pays Annually	Goldman Sachs	03/23/2032	USD	65,000	(207)	—	—	—	(207)
SOFR	Fixed rate of 2.184%	Receives Annually, Pays Annually	Goldman Sachs	03/23/2032	USD	65,000	(380)	—	—	—	(380)
Fixed rate of 3.093%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/23/2032	USD	275,000	(1,606)	—	—	—	(1,606)
SOFR	Fixed rate of 0.000%	Receives Annually, Pays Annually	Goldman Sachs	03/24/2032	USD	60,000	(608)	—	—	—	(608)
Fixed rate of 3.118%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/24/2032	USD	275,000	(827)	—	—	—	(827)
SOFR	Fixed rate of 2.151%	Receives Annually, Pays Annually	Goldman Sachs	03/25/2032	USD	90,000	(237)	—	—	—	(237)
SOFR	Fixed rate of 2.210%	Receives Annually, Pays Annually	Goldman Sachs	03/25/2032	USD	40,000	(326)	—	—	—	(326)
Fixed rate of 2.185%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/28/2032	USD	230,000	1,300	—	—	1,300	—
3-Month USD LIBOR	Fixed rate of 0.760%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/03/2032	USD	180,000	26,651	—	—	26,651	—
3-Month USD LIBOR	Fixed rate of 0.765%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/04/2032	USD	320,000	47,244	—	—	47,244	—
Fixed rate of 2.265%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	06/24/2032	USD	160,000	1,454	—	—	1,454	—
SOFR	Fixed rate of 1.955%	Receives Annually, Pays Annually	Goldman Sachs	08/17/2032	USD	5,000	100	—	—	100	—
SOFR	Fixed rate of 1.960%	Receives Annually, Pays Annually	Goldman Sachs	08/18/2032	USD	130,000	2,535	—	—	2,535	—
SOFR	Fixed rate of 1.718%	Receives Annually, Pays Annually	Goldman Sachs	02/06/2033	USD	130,000	5,385	—	—	5,385	—
Fixed rate of 2.300%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/28/2033	USD	110,000	1,180	—	—	1,180	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2034	GBP	815,000	201,382	—	—	201,382	—
3-Month USD LIBOR	Fixed rate of 1.907%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/21/2034	USD	150,000	5,655	—	—	5,655	—
3-Month USD LIBOR	Fixed rate of 1.933%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/22/2034	USD	100,000	3,547	—	—	3,547	—
3-Month USD LIBOR	Fixed rate of 1.998%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/07/2034	USD	130,000	3,870	—	—	3,870	—
3-Month USD LIBOR	Fixed rate of 2.111%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/12/2034	USD	130,000	2,624	—	—	2,624	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	83,875	—	—	83,875	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.390%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	81,572	—	—	81,572	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.800%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/15/2037	USD	90,000	(2,075)	—	—	—	(2,075)
Fixed rate of 1.845%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	02/01/2037	USD	730,000	(13,456)	—	—	—	(13,456)
Fixed rate of 1.860%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/17/2039	USD	170,000	(3,134)	—	—	—	(3,134)
Fixed rate of 3.360%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2039	GBP	815,000	(262,373)	—	—	—	(262,373)
3-Month USD LIBOR	Fixed rate of 2.098%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2039	USD	70,000	1,512	—	—	1,512	—
Fixed rate of 3.341%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	(104,068)	—	—	—	(104,068)
Fixed rate of 3.310%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	(107,513)	—	—	—	(107,513)
3-Month USD LIBOR	Fixed rate of 0.973%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2040	USD	60,000	12,885	—	—	12,885	—
Fixed rate of 3.333%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2040	GBP	115,000	(45,261)	—	—	—	(45,261)
Fixed rate of 3.560%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2041	GBP	120,000	(37,659)	—	—	—	(37,659)
UK Retail Price Index All Items Monthly	Fixed rate of 3.725%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2041	GBP	100,000	18,777	—	—	18,777	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.774%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2041	GBP	65,000	11,385	—	—	11,385	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.855%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2041	GBP	65,000	9,003	—	—	9,003	—
Fixed rate of 3.270%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2044	GBP	630,000	(262,669)	—	—	—	(262,669)
3-Month USD LIBOR	Fixed rate of 2.110%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2044	USD	160,000	1,948	—	—	1,948	—
Fixed rate of 3.239%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	200,000	(89,190)	—	—	—	(89,190)
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	300,000	(136,618)	—	—	—	(136,618)
SOFR	Fixed rate of 1.827%	Receives Annually, Pays Annually	Goldman Sachs	08/15/2047	USD	170,000	7,721	—	—	7,721	—
Fixed rate of 2.132%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	08/15/2047	USD	160,000	2,258	—	—	2,258	—
Fixed rate of 2.054%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	08/15/2047	USD	170,000	(197)	—	—	—	(197)
SOFR	Fixed rate of 1.830%	Receives Annually, Pays Annually	Goldman Sachs	11/15/2048	USD	160,000	7,651	—	—	7,651	—
3-Month USD LIBOR	Fixed rate of 2.378%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/05/2049	USD	60,000	(1,179)	—	—	—	(1,179)
3-Month USD LIBOR	Fixed rate of 1.709%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	50,000	1,110	—	—	1,110	—
18	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.667%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2049	USD	40,000	995	—	—	995	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.160%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2049	GBP	630,000	325,268	—	—	325,268	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.111%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	300,000	165,739	—	—	165,739	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.133%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	200,000	107,765	—	—	107,765	—
Fixed rate of 1.828%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/10/2050	USD	50,000	(4,752)	—	—	—	(4,752)
Fixed rate of 1.870%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/19/2051	USD	90,000	(7,761)	—	—	—	(7,761)
Fixed rate of 1.905%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/22/2051	USD	45,000	(3,541)	—	—	—	(3,541)
Fixed rate of 1.793%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2051	EUR	50,000	(20,767)	—	—	—	(20,767)
Fixed rate of 2.320%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2051	EUR	65,000	(11,014)	—	—	—	(11,014)
Fixed rate of 2.277%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2051	EUR	70,000	(13,319)	—	—	—	(13,319)
Fixed rate of 2.221%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2051	EUR	67,500	(14,652)	—	—	—	(14,652)
Fixed rate of 2.132%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2051	EUR	67,500	(17,495)	—	—	—	(17,495)
Fixed rate of 2.205%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2051	EUR	310,000	(69,691)	—	—	—	(69,691)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.570%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/22/2051	USD	107,000	9,581	—	—	9,581	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.606%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/25/2051	USD	465,000	35,687	—	—	35,687	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.624%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/25/2051	USD	108,000	7,594	—	—	7,594	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.620%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/26/2051	USD	108,000	7,748	—	—	7,748	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.625%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/28/2051	USD	110,000	7,691	—	—	7,691	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.540%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/03/2051	USD	60,000	5,991	—	—	5,991	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.127%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2051	EUR	50,000	13,101	—	—	13,101	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.184%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2051	EUR	50,000	11,770	—	—	11,770	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.194%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2051	EUR	50,000	11,529	—	—	11,529	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.170%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2051	EUR	20,000	4,838	—	—	4,838	—
Fixed rate of 2.628%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2051	USD	75,000	(5,123)	—	—	—	(5,123)
Fixed rate of 2.206%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2051	EUR	25,000	(5,684)	—	—	—	(5,684)
Fixed rate of 2.676%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/17/2051	USD	75,000	(3,819)	—	—	—	(3,819)
Fixed rate of 2.626%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/22/2051	USD	20,000	(1,375)	—	—	—	(1,375)
Fixed rate of 2.613%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/24/2051	USD	75,000	(5,498)	—	—	—	(5,498)
Fixed rate of 1.389%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	12/15/2051	USD	10,000	(1,293)	—	—	—	(1,293)
Fixed rate of 2.096%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2051	EUR	10,000	(2,734)	—	—	—	(2,734)
Fixed rate of 2.125%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2051	EUR	50,000	(13,010)	—	—	—	(13,010)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.445%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/20/2051	USD	75,000	9,379	—	—	9,379	—
Fixed rate of 1.620%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/06/2052	USD	30,000	(2,209)	—	—	—	(2,209)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.094%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2052	EUR	55,000	14,512	—	—	14,512	—
Fixed rate of 1.530%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	01/15/2052	USD	70,000	(550)	—	—	—	(550)
20	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.416%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/31/2052	USD	80,000	(9,919)	—	—	—	(9,919)
Fixed rate of 2.694%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/14/2052	USD	75,000	(1,496)	—	—	—	(1,496)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.419%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2052	EUR	55,000	5,182	—	—	5,182	—
6-Month EURIBOR	Fixed rate of 0.963%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/18/2052	EUR	315,000	6,864	—	—	6,864	—
3-Month USD LIBOR	Fixed rate of 1.090%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	15,730	—	—	15,730	—
3-Month USD LIBOR	Fixed rate of 1.136%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	15,119	—	—	15,119	—
3-Month USD LIBOR	Fixed rate of 0.881%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2053	USD	60,000	17,823	—	—	17,823	—
SOFR	Fixed rate of 1.670%	Receives Annually, Pays Annually	Goldman Sachs	01/15/2055	USD	21,000	1,021	—	—	1,021	—
Fixed rate of 1.929%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/01/2056	USD	10,000	(401)	—	—	—	(401)
SOFR	Fixed rate of 1.685%	Receives Annually, Pays Annually	Goldman Sachs	01/15/2057	USD	10,000	321	—	—	321	—
Total							729,707	—	—	3,185,539	(2,455,832)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.962%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.367%)
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	2.500%
SOFR	Secured Overnight Financing Rate	0.290%
SONIA	Sterling Overnight Index Average	0.690%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	7.000%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	8.542%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $52,054,142, which represents 43.35% of total net assets.
(b)	Zero coupon bond.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2022.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	3,241,255	7,067,088	(7,282,734)	48	3,025,657	(766)	1,096	3,026,868
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2022

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